Portfolio of Investments
Columbia Small Cap Growth Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 2.1%
Interactive Media & Services 0.8%
fuboTV, Inc.(a)	1,156,539	22,691,295
Media 1.3%
Magnite, Inc.(a)	842,761	14,857,877
PubMatic, Inc., Class A(a)	619,065	24,372,589
Total		39,230,466
Total Communication Services		61,921,761
Consumer Discretionary 15.0%
Diversified Consumer Services 0.8%
Nerdy, Inc.(a)	1,465,439	8,983,141
OneSpaWorld Holdings Ltd.(a)	1,600,463	15,092,366
Total		24,075,507
Hotels, Restaurants & Leisure 9.8%
Caesars Entertainment, Inc.(a)	1,059,765	95,453,033
Papa John’s International, Inc.	517,343	63,074,459
Planet Fitness, Inc., Class A(a)	1,279,501	104,522,437
Portillo’s, Inc., Class A(a)	38,097	1,552,453
SeaWorld Entertainment, Inc.(a)	417,203	24,610,805
Total		289,213,187
Household Durables 0.5%
Sonos, Inc.(a)	477,499	15,112,843
Internet & Direct Marketing Retail 1.2%
Fiverr International Ltd.(a)	237,343	33,612,516
Specialty Retail 2.7%
Floor & Decor Holdings, Inc.(a)	358,739	46,245,045
Leslie’s, Inc.(a)	867,267	18,177,916
Lithia Motors, Inc., Class A	56,159	16,360,801
Total		80,783,762
Total Consumer Discretionary		442,797,815
Consumer Staples 1.6%
Food & Staples Retailing 1.6%
BJ’s Wholesale Club Holdings, Inc.(a)	714,348	47,254,120
Total Consumer Staples		47,254,120
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
Matador Resources Co.	1,121,763	44,051,633
Northern Oil and Gas, Inc.	1,347,346	27,458,911
Total		71,510,544
Total Energy		71,510,544
Financials 1.5%
Capital Markets 1.1%
Open Lending Corp., Class A(a)	1,381,843	32,114,031
Insurance 0.4%
Goosehead Insurance, Inc., Class A	91,221	11,979,142
Total Financials		44,093,173
Health Care 34.7%
Biotechnology 5.9%
Arrowhead Pharmaceuticals, Inc.(a)	214,164	15,002,188
Fate Therapeutics, Inc.(a)	183,753	10,108,253
Insmed, Inc.(a)	374,576	10,308,332
Intellia Therapeutics, Inc.(a)	149,527	17,197,100
Iovance Biotherapeutics, Inc.(a)	586,227	10,974,169
IVERIC bio, Inc.(a)	907,524	13,268,001
Mirati Therapeutics, Inc.(a)	85,550	11,700,673
Natera, Inc.(a)	503,287	46,030,629
Revolution Medicines, Inc.(a)	474,862	13,134,683
SpringWorks Therapeutics, Inc.(a)	160,060	11,500,311
Vericel Corp.(a)	391,704	14,575,306
Total		173,799,645
Health Care Equipment & Supplies 6.4%
Axonics, Inc.(a)	888,103	48,321,684
BioLife Solutions, Inc.(a)	777,101	29,654,174
Glaukos Corp.(a)	84,646	3,642,317
Heska Corp.(a)	385,273	62,013,542
Neogen Corp.(a)	574,442	23,052,358
Quotient Ltd.(a)	1,705,749	3,616,188
Silk Road Medical, Inc.(a)	476,712	19,344,973
Total		189,645,236
Columbia Small Cap Growth Fund | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 6.9%
Accolade, Inc.(a)	166,791	4,281,525
Addus HomeCare Corp.(a)	318,833	27,808,614
Amedisys, Inc.(a)	416,984	58,231,816
Chemed Corp.	164,702	76,667,134
HealthEquity, Inc.(a)	496,064	27,124,780
Hims & Hers Health, Inc., Class A(a)	1,692,266	11,084,342
Total		205,198,211
Health Care Technology 2.8%
Doximity, Inc., Class A(a)	454,538	30,749,496
Schrodinger, Inc.(a)	478,562	18,750,059
Sema4 Holdings Corp.(a)	643,170	4,289,944
Sharecare, Inc.(a)	4,390,195	27,789,934
Total		81,579,433
Life Sciences Tools & Services 12.7%
10X Genomics, Inc., Class A(a)	410,828	62,778,627
Adaptive Biotechnologies Corp.(a)	487,292	12,713,448
Bio-Techne Corp.	137,124	64,726,642
Caris Life Sciences, Inc.(a),(b),(c),(d)	2,777,778	17,000,001
Codexis, Inc.(a)	1,083,671	37,614,221
DNA Script(a),(b),(c),(d)	11,675	8,740,661
Maravai LifeSciences Holdings, Inc., Class A(a)	318,761	14,643,880
NeoGenomics, Inc.(a)	1,153,594	39,522,131
Olink Holding AB ADR(a)	589,893	12,364,157
Pacific Biosciences of California, Inc.(a)	314,314	7,295,228
Quanterix Corp.(a)	748,491	29,917,185
Repligen Corp.(a)	234,716	67,246,134
Total		374,562,315
Total Health Care		1,024,784,840
Industrials 16.5%
Aerospace & Defense 1.6%
Axon Enterprise, Inc.(a)	153,741	25,949,943
Spirit AeroSystems Holdings, Inc., Class A	575,132	21,774,498
Total		47,724,441
Building Products 1.7%
Advanced Drainage Systems, Inc.	416,168	51,484,143
Commercial Services & Supplies 0.4%
Healthcare Services Group, Inc.	597,309	10,452,908
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.0%
Array Technologies, Inc.(a)	1,049,769	18,911,589
Shoals Technologies Group, Inc., Class A(a)	625,448	17,575,089
Vertiv Holdings Co.	931,708	23,888,993
Total		60,375,671
Machinery 7.2%
Evoqua Water Technologies Corp.(a)	554,137	24,925,082
Helios Technologies, Inc.	545,266	54,706,538
Hillman Solutions Corp.(a)	2,460,000	26,026,800
Kornit Digital Ltd.(a)	694,364	107,563,927
Total		213,222,347
Trading Companies & Distributors 3.6%
SiteOne Landscape Supply, Inc.(a)	438,990	105,515,636
Total Industrials		488,775,146
Information Technology 21.9%
Electronic Equipment, Instruments & Components 0.3%
908 Devices, Inc.(a)	299,449	7,186,776
IT Services 3.5%
Euronet Worldwide, Inc.(a)	267,775	27,144,352
Flywire Corp.(a)	485,597	19,734,662
Shift4 Payments, Inc., Class A(a)	1,085,765	56,481,495
Total		103,360,509
Semiconductors & Semiconductor Equipment 4.6%
MKS Instruments, Inc.	410,571	62,472,483
Onto Innovation, Inc.(a)	395,635	37,252,992
SiTime Corp.(a)	119,242	35,591,352
Total		135,316,827
Software 13.5%
Avalara, Inc.(a)	532,301	74,351,804
Bill.com Holdings, Inc.(a)	300,685	84,447,382
Blackline, Inc.(a)	386,490	42,533,225
Five9, Inc.(a)	475,937	67,740,113
Freshworks, Inc., Class A(a)	630,793	22,216,529
LiveVox Holdings, Inc.(a)	3,407,600	16,220,176
Paycor HCM, Inc.(a)	174,967	5,151,029
Paylocity Holding Corp.(a)	58,908	14,864,845

2	Columbia Small Cap Growth Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Stronghold Digital Mining, Inc., Class A(a)	592,805	10,219,958
Workiva, Inc., Class A(a)	442,401	61,701,667
Total		399,446,728
Total Information Technology		645,310,840
Materials 3.0%
Chemicals 2.6%
Livent Corp.(a)	2,570,320	77,854,993
Metals & Mining 0.4%
Worthington Industries, Inc.	236,552	11,349,765
Total Materials		89,204,758
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
STORE Capital Corp.	881,204	29,026,860
Total Real Estate		29,026,860
Total Common Stocks (Cost $2,527,942,633)		2,944,679,857

Warrants 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
SomaLogic, Inc.(a)	122,135	486,097
Total Health Care		486,097
Total Warrants (Cost $342,907)		486,097

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(e),(f)	49,480,172	49,475,224
Total Money Market Funds (Cost $49,473,406)		49,475,224
Total Investments in Securities (Cost: $2,577,758,946)		2,994,641,178
Other Assets & Liabilities, Net		(42,577,779)
Net Assets		2,952,063,399

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2021, the total value of these securities amounted to $25,740,662, which represents 0.87% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2021, the total market value of these securities amounted to $25,740,662, which represents 0.87% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	2,777,778	22,520,810	17,000,001
DNA Script	10/01/2021	11,675	10,155,499	8,740,661
			32,676,309	25,740,662

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	19,286,204	327,360,671	(297,170,983)	(668)	49,475,224	668	9,710	49,480,172
Columbia Small Cap Growth Fund | First Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund, November 30, 2021 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Small Cap Growth Fund | First Quarter Report 2021

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